Themes Cloud Computing ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Media - 11.8%
Alphabet, Inc. - Class A	319	$56,217
AppLovin Corp. - Class A (a)	130	45,511
GoDaddy, Inc. - Class A (a)	72	12,964
Prosus NV	651	36,402
VeriSign, Inc.	41	11,841
		162,935

Retail & Wholesale - Discretionary - 8.8%
Amazon.com, Inc. (a)	265	58,139
MercadoLibre, Inc. (a)	24	62,727
		120,866

Software & Technology Services - 78.5%(b)
Adobe, Inc. (a)	139	53,776
Akamai Technologies, Inc. (a)	73	5,822
ANSYS, Inc. (a)	44	15,454
Atlassian Corp. - Class A (a)	83	16,856
Autodesk, Inc. (a)	108	33,434
Booz Allen Hamilton Holding Corp.	63	6,560
CACI International, Inc. - Class A (a)	12	5,720
Cadence Design Systems, Inc. (a)	139	42,833
Check Point Software Technologies Ltd. (a)	43	9,514
Cloudflare, Inc. - Class A (a)	155	30,354
Commvault Systems, Inc. (a)	24	4,184
Confluent, Inc. - Class A (a)	128	3,191
Crowdstrike Holdings, Inc. - Class A (a)	124	63,154
CyberArk Software Ltd. (a)	25	10,172
Dassault Systemes SE	346	12,525
Datadog, Inc. - Class A (a)	162	21,761
Docusign, Inc. (a)	107	8,334
Dropbox, Inc. - Class A (a)	118	3,375
Dynatrace, Inc. (a)	142	7,840
Fortinet, Inc. (a)	315	33,302
Gen Digital, Inc.	276	8,114
HubSpot, Inc. (a)	25	13,916
Intuit, Inc.	85	66,949
Microsoft Corp.	130	64,663
MicroStrategy, Inc. - Class A (a)	125	50,529
MongoDB, Inc. (a)	39	8,190
Nutanix, Inc. - Class A (a)	133	10,167
Okta, Inc. (a)	87	8,697
Oracle Corp.	363	79,363
Palo Alto Networks, Inc. (a)	293	59,959
Rubrik, Inc. - Class A (a)	44	3,942
Sage Group PLC	499	8,565
Salesforce, Inc.	191	52,084
SAP SE	214	65,075
ServiceNow, Inc. (a)	61	62,713
Snowflake, Inc. - Class A (a)	162	36,251
Synopsys, Inc. (a)	78	39,989
Wix.com Ltd. (a)	29	4,595
Workday, Inc. - Class A (a)	109	26,160
Zoom Communications, Inc. - Class A (a)	140	10,917
Zscaler, Inc. (a)	50	15,697
		1,084,696

Tech Hardware & Semiconductors - 0.8%
F5, Inc. (a)	29	8,535
InterDigital, Inc.	13	2,915
		11,450
TOTAL COMMON STOCKS (Cost $1,152,383)		1,379,947

SHORT-TERM INVESTMENTS - 0.0%(c)		Value
Money Market Funds - 0.0%(c)	Shares
First American Treasury Obligations Fund - Class X, 4.24% (d)	328	328
TOTAL SHORT-TERM INVESTMENTS (Cost $328)		328

TOTAL INVESTMENTS - 99.9% (Cost $1,152,711)		1,380,275
Other Assets in Excess of Liabilities - 0.1%		892
TOTAL NET ASSETS - 100.0%		$1,381,167
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Cloud Computing ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	1,379,947	–	–	1,379,947
Money Market Funds	328	–	–	328
Total Investments	1,380,275	–	–	1,380,275

Refer to the Schedule of Investments for further disaggregation of investment categories.